Software Agreement - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Jul. 31, 2014	Jul. 01, 2015	Jan. 01, 2015
Software Agreement [Line Items]
Agreement One Time Fee	$ 200,000
Semi Annual Fee		350,000
Semi Annual Net Revenue Amount	15,000,000
Semi Annual Rate	20.00%
Maximum
Software Agreement [Line Items]
Agreement Renewal Cost	1,100,000
Minimum
Software Agreement [Line Items]
Agreement Renewal Cost	800,000
Subsequent Event
Software Agreement [Line Items]
Semi Annual Fee One				500,000
Semi Annual Fee Two			650,000
January one
Software Agreement [Line Items]
Semi Annual Fee	800,000
July one
Software Agreement [Line Items]
Semi Annual Fee	$ 800,000